Annual Operating Expenses {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-25 - Franklin International Small Cap Fund	May 03, 2021
Class A
Operating Expenses:
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	0.32%
Total annual Fund operating expenses	1.37%	[1]
Fee waiver and/or expense reimbursement	(0.07%)	[1],[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.30%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	1.00%	[1]
Other expenses	0.32%
Total annual Fund operating expenses	2.12%	[1]
Fee waiver and/or expense reimbursement	(0.07%)	[1],[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.05%	[1],[2],[3]
Class R
Operating Expenses:
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	0.50%	[1]
Other expenses	0.32%
Total annual Fund operating expenses	1.62%	[1]
Fee waiver and/or expense reimbursement	(0.07%)	[1],[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.55%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.17%
Total annual Fund operating expenses	0.97%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[1],[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.32%
Total annual Fund operating expenses	1.12%	[1]
Fee waiver and/or expense reimbursement	(0.07%)	[1],[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.05%	[1],[2],[3]

[1]

1. Management fees have been restated to reflect a reduction to the Fund’s management fee effective on May 1, 2021. In addition, total annual Fund operating expense ratios have been restated for Class A, C and R to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.02% until November 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[3]

3. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.05% until November 30, 2022. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).